Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs
Deferred Acquisition Costs

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	Years ended December 31,
	2011	2010	2009
Beginning balance	$461	$595	$923
Costs deferred	866	695	658
Amortization	(778)	(831)	(986)
Ending balance	$549	$461	$595